Expense Example {- Franklin International Core Equity (IU) Fund} - Frankllin Core Equity (IU)_FAS6 Funds-03 - Franklin International Core Equity (IU) Fund - Advisor Class	Dec. 01, 2020 USD ($)
Expense Example:
1 year	none
3 years	18
5 years	37
10 years	$ 95